   As filed with the Securities and Exchange Commission on September 11, 2007


                                                     Registration No. 333-141980

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


      [ ] Pre-Effective Amendment No.   [X] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)

                                ICAP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                     New York Life Investment Management LLC
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                 With a copy to:

                             Sander M. Bieber, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.


It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

                                 Explanatory Note



The purpose of this Post-Effective Amendment filing is to file the final and executed i) Agreement and Plan of Reorganization and, ii) tax opinion, for the reorganization of the MainStay All Cap Value Fund with and into the MainStay ICAP Equity Fund.



Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in pre-effective amendment no. 1 to Registrant's Form N-14/A (File Nos. 333-141980) filed with the SEC under the Securities Act of 1933, as amended (the "1933 Act"), on May 24, 2007 (Accession No. 0000950123-07-007889). Registrant also incorporates by reference, a supplement dated July 9, 2007 (filed with the SEC pursuant to Rule 497 under the 1933 Act on July 10, 2007 (Accession No. 0000950123-07-009729)) to the Proxy Statement/Prospectus filed as Part A.

                                 ICAP FUNDS, INC

                                     PART C
                                OTHER INFORMATION


Item 15. INDEMNIFICATION


A. Maryland Law and By-Laws.

     Our charter requires us to indemnify our current and former directors and officers to the maximum extent permitted by the Maryland General Corporation Law (the "MGCL"). Our Bylaws require us to indemnify or advance expenses to our directors and officers to the extent permitted or required by the MGCL, provided that indemnification or advance of expenses to any person other than a director must be specifically approved by resolution of the Board of Directors.

     MGCL requires us to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service as a director or officer. MGCL permits us to indemnify our present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:

     1. the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty;

     2. the director or officer actually received an improper personal benefit in money, property or services; or

     3. in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

     A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification or an adverse judgment in a suit by us or in our right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

     In addition, MGCL permits us to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.

     Notwithstanding MGCL, the Investment Company Act of 1940 does not allow the protection of any director or officer against liability to us or our security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

     In addition, each Director has entered into a written agreement with the Fund pursuant to which the Fund is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Articles of Incorporation and Bylaws of the Fund.

     B. Insurance.

     New York Life Insurance Company maintains Directors and Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries certain affiliates including ICAP Funds, Inc. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

     C. Securities and Exchange Commission Position.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

DOCUMENTS                                  INCORPORATED BY REFERENCE FROM:
---------                                  -------------------------------

Articles of Incorporation

(1) Copies of Charter of Registrant

a. Registrant's Articles of Incorporation   Registrant's Registration Statement
                                            on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 1997.

b. Registrant's Articles Supplementary,     Registrant's Registration Statement
dated December 8, 1997                      on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on December 23, 1997.

c. Registrant's Articles of Amendment,      Registrant's Registration Statement
dated April 29, 2005                        on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 2005.

d. Registrant's Articles Supplementary,     Registrant's Registration Statement
dated May 22, 2006                          on Form N-1A as filed with the
                                            Securities and Exchange.

                                            Commission on August 29, 2006.

e. Registrant's Articles of Amendment,      Registrant's Registration Statement
dated May 22, 2006                          on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

f. Registrant's Articles Supplementary      Registrant's Registration Statement
dated April 13, 2007                        on Form N-14 as filed with the
                                            Securities and Exchange Commission
                                            on May 24, 2007.


(2) By-Laws

a. Registrant's By-Laws                     Registrant's Registration Statement
                                            on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 1997.

b. Amendment to Registrant's By-Laws        Registrant's Registration Statement
dated February 16, 2005                     on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 2005.

(3) Not Applicable.


(4) Agreement and Plan of Reorganization    Filed herewith.
dated July 26, 2007


(5) See the Articles of Incorporation,
as amended and supplemented from time to time (Exhibit 1, above), and the Amended
By-Laws (Exhibit 2, above)

(6) Management Contracts

a. Investment Advisory Agreement dated as   Registrant's Registration Statement
of December 30, 1994                        on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 1997.

b. Amendment to Investment Advisory         Registrant's Registration Statement
Agreement dated as of December 31, 1997     on Form N-1A as filed with the
(Select Equity Portfolio)                   Securities and Exchange Commission
                                            on December 23, 1997.

c. Amendment to Investment Advisory         Registrant's Registration Statement
Agreement dated as of December 31, 1997     on Form N-1A as filed with the
(Euro Select Portfolio)                     Securities and Exchange Commission
                                            on December 23, 1997.

d. Amendment to Investment Advisory         Registrant's Registration Statement
Agreement dated as of September 1, 2001     on Form N-1A as filed with the
(Euro Select Portfolio)                     Securities and Exchange Commission
                                            on April 22, 2002.

e. Expense Cap Agreement dated April 30,    Registrant's Registration Statement
1999                                        on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 30, 1999.

f. First Amendment to Expense Cap           Registrant's Registration Statement
Agreement dated April 30, 2000              on Form N-1A as filed with the
                                            Securities and Exchange.

                                            Commission on April 27, 2000.

g. Second Amendment to Expense Cap          Registrant's Registration Statement
Agreement dated April 30, 2001              on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 23, 2001.

h. Third Amendment to Expense Cap           Registrant's Registration Statement
Agreement dated September 1, 2001           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 22, 2002.

i. Fourth Amendment to Expense Cap          Registrant's Registration Statement
Agreement dated as of May 1, 2002           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 22, 2002.

j. Fifth Amendment to Expense Cap           Registrant's Registration Statement
Agreement dated as of May 1, 2003           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 18, 2003.

k. Sixth Amendment to Expense Cap           Registrant's Registration Statement
Agreement dated as of May 1, 2004           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 22, 2004.

l. Seventh Amendment to Expense Cap         Registrant's Registration Statement
Agreement dated as of May 1, 2005           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 29, 2005.

m. Eighth Amendment to Expense Cap          Registrant's Registration Statement
Agreement dated May 1, 2006                 on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 18, 2006.

n. Interim Advisory Agreement dated as of   Registrant's Registration Statement
June 30, 2006 with ICAP*                    on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

o. Investment Advisory Agreement dated as   Registrant's Registration Statement
of August 25, 2006 with NYLIM               on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

p. Form of Expense Cap Agreement dated as   Registrant's Registration Statement
of August 25, 2006 with NYLIM               on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

q. Subadvisory Agreement dated as of        Registrant's Registration Statement
August 31, 2006 between NYLIM and ICAP      on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

r. Expense Limitation Agreement             Registrant's Registration Statement
dated as of May 1, 2007                     on Form N-14 as filed with the
                                            Securities and Exchange Commission
                                            on May 24, 2007.

(7) Distribution Agreements

a. Distribution Agreement dated as of       Registrant's Registration Statement
June 30, 2006 with NYLife Distributors      on Form N-1A as filed with the
LLC                                         Securities and Exchange Commission
                                            on August 29, 2006.

(8) Not Applicable.

(9) Custodian Agreements

a. Custodian Agreement with United          Registrant's Registration Statement
Missouri Bank, N.A. ("UMB") dated           on Form N-1A as filed with the
December 30, 1994                           Securities and Exchange Commission
                                            on April 29, 1997.

b. Amendment to Custodian Agreement with    Registrant's Registration Statement
UMB                                         on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on December 23, 1997.

c. Amendment to Custodian Agreement with    Registrant's Registration Statement
UMB dated as of July 2, 2001                on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 22, 2002.

d. Form of Appendix A to Custodian          Registrant's Registration Statement
Agreement with UMB                          on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 18, 2003.

e. Rule 17f-5 Delegation Agreement with     Registrant's Registration Statement
UMB dated February 11, 2004                 on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on April 22, 2004.

f. Custodian Agreement with Investors       Registrant's Registration Statement
Bank and Trust Company dated as of          on Form N-1A as filed with the
June 30, 2005*                              Securities and Exchange Commission
                                            on August 29, 2006.

g. Amendment to Custodian Agreement with    Registrant's Registration Statement
Investors Bank and Trust Company dated as   on Form N-1A as filed with the
of August 31, 2006                          Securities and Exchange Commission
                                            on August 29, 2006.

(10) 12b-1 Plan Services Agreements and
Shareholder Services Plans

a. Plan of Distribution pursuant to Rule    Registrant's Registration Statement
12b-1 (Class A Shares)*                     on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

b. Plan of Distribution pursuant to Rule    Registrant's Registration Statement
12b-1 (Class C Shares)*                     on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

c. Plan of Distribution pursuant to Rule    Registrant's Registration Statement
12b-1 (Class R2 Shares)*                    on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

d. Plan of Distribution pursuant to Rule    Registrant's Registration Statement
12b-1 (Class R3 Shares)*                    on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

e. Shareholder Services Plan                Registrant's Registration Statement
(Class R1 Shares)                           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

f. Shareholder Services Plan                Registrant's Registration Statement
(Class R2 Shares)                           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

g. Shareholder Services Plan                Registrant's Registration Statement
(Class R3 Shares)                           on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.

h. Multi-Class Plan Pursuant to             Registrant's Registration Statement
Rule 18f-3                                  on Form N-1A as filed with the
                                            Securities and Exchange Commission
                                            on August 29, 2006.


(11) Opinion and consent of                 Registrant's Registration Statement
(Venable LLP) regarding legality            on Form N-14 as filed with the
of issuance of shares and other             Securities and Exchange Commission
matters.                                    on May 24, 2007.



(12) Opinion of Dechert LLP                 Filed herewith.
regarding tax matters.


(13) Not Applicable.


(14) Consent of Independent Auditors.       Filed herewith.


(15) Not Applicable.


(16) Powers of Attorney.                    Filed herewith.


Item 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Parsippany and the State of New Jersey on the 11th day of September, 2007.



                                    ICAP Funds, Inc.


                                    /s/ Marguerite E. H. Morrison
                                    -------------------------------
                                    Marguerite E. H. Morrison
                                    Secretary




         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 11, 2007.




SIGNATURE                           TITLE
---------                           -----


/s/ Susan B. Kerley*                Director
---------------------------------
Susan B. Kerley


/s/ Alan R. Latshaw*                Director
---------------------------------
Alan R. Latshaw


/s/ Peter Meenan*                   Director
---------------------------------
Peter Meenan


/s/ Brian A. Murdock*               Director and Chief Executive Officer
---------------------------------
Brian A. Murdock


/s/ Richard H. Nolan, Jr.*          Director
---------------------------------
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*            Director
---------------------------------
Richard S. Trutanic


/s/ Roman L. Weil*                  Director
---------------------------------
Roman L. Weil


/s/ John A. Weisser*                Director
---------------------------------
John A. Weisser


/s/ Jack Benintende*                Treasurer and Principal Financial
---------------------------------   and Accounting Officer
Jack Benintende




By: /s/ Marguerite E. H. Morrison
--------------------------------------
Marguerite E. H. Morrison
As Attorney-in-Fact*




*  Pursuant to Powers of Attorney filed herewith.